Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2021
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
9.	Accounts payable and accrued liabilities:

The accounts payable and accrued liabilities are as follows:

	December 31,	December 31,
	2021	2020
Accounts payable	$7,515,566	$6,871,970
Accrued liabilities	2,255,074	2,651,839

Total	$9,770,640	$9,523,809